Risk Management (Details) - Schedule of maturities of the major classes of financial assets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Risk Management (Details) - Schedule of maturities of the major classes of financial assets [Line Items]
Financial assets at FVTPL	$ 25,438	$ 28,539
Financial assets at FVOCI	507,290	439,212
Financial assets at amortized cost	1,994	2,471
Cash and term deposits	434,969	422,112
Total financial assets	969,691	892,334
Less than 1 year [Member]
Risk Management (Details) - Schedule of maturities of the major classes of financial assets [Line Items]
Financial assets at FVTPL
Financial assets at FVOCI	73,591	43,978
Financial assets at amortized cost	1,994	2,471
Cash and term deposits	387,834	368,024
Total financial assets	463,419	414,473
1 to 5 years [Member]
Risk Management (Details) - Schedule of maturities of the major classes of financial assets [Line Items]
Financial assets at FVTPL
Financial assets at FVOCI	356,179	261,293
Financial assets at amortized cost
Cash and term deposits	47,135	54,088
Total financial assets	403,314	315,381
More than 5 years [Member]
Risk Management (Details) - Schedule of maturities of the major classes of financial assets [Line Items]
Financial assets at FVTPL
Financial assets at FVOCI	59,311	113,174
Financial assets at amortized cost
Cash and term deposits
Total financial assets	59,311	113,174
Non-interest-bearing items [Member]
Risk Management (Details) - Schedule of maturities of the major classes of financial assets [Line Items]
Financial assets at FVTPL	25,438	28,539
Financial assets at FVOCI	18,209	20,767
Financial assets at amortized cost
Cash and term deposits
Total financial assets	$ 43,647	$ 49,306